Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Expenses [Abstract]
Schedule of accounts payable
	March 31, 2022	December 31, 2021
Trade payables	$1,092,710	$1,101,028
Accrued payroll and related expenses	1,498,011	1,593,925
Accrued expenses	171,157	255,820
Customer deposits	-	36,491
Total	$2,761,878	$2,987,264

	December 31, 2021	December 31, 2020
Trade payables	$1,101,028	$398,155
Accrued payroll and related expenses	1,593,925	997,410
Accrued expenses	255,820	48,911
Customer deposits	36,491	-
Total	$2,987,264	$1,444,476